NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2021
NOTES RECEIVABLE
NOTES RECEIVABLE
4.	NOTES RECEIVABLE

As of December 31, 2020 and 2021, the total note receivable balance was RMB12,583 and RMB90,734 and among which RMB5,969 and RMB7,181 were pledged as collateral for notes payable which is recorded in accounts payables. No impairment charges were recorded for the year ended December 31, 2019, and no credit loss was recognized for the years ended December 31, 2020 and 2021.